Fair values	12 Months Ended
Dec. 31, 2019
Fair values
Fair values

Note 7—Fair values

Recurring fair value measures

The fair values of financial assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2019
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities	—	304	—	304
Debt securities—U.S. government obligations	197	—	—	197
Debt securities—Corporate	—	65	—	65
Derivative assets—current in “Other current assets”	—	120	—	120
Derivative assets—non-current in “Other non-current assets”	—	104	—	104
Total	197	593	—	790
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	143	—	143
Derivative liabilities—non-current in “Other non-current liabilities”	—	23	—	23
Total	—	166	—	166
	December 31, 2018
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities	—	203	—	203
Debt securities—U.S. government obligations	214	—	—	214
Debt securities—Corporate	—	88	—	88
Derivative assets—current in “Other current assets”	—	143	—	143
Derivative assets—non-current in “Other non-current assets”	—	63	—	63
Total	214	497	—	711
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	192	—	192
Derivative liabilities—non-current in “Other non-current liabilities”	—	37	—	37
Total	—	229	—	229

During 2019, 2018 and 2017 there have been no reclassifications for any financial assets or liabilities between Level 1 and Level 2.

The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

• Securities in “Marketable securities and short‑term investments”: If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs; however, when markets are not active, these inputs are considered Level 2. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk‑free interest rate adjusted for non‑performance risk. The inputs used in present value techniques are observable and fall into the Level 2 category.

• Derivatives: The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1 inputs). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash‑settled call options hedging the Company’s WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non‑recurring fair value measures

In June 2019, the Company adjusted the carrying value of the solar inverters business which is classified as held for sale (see Note 3). The fair value is based on the estimated current market values using Level 3 inputs, considering the agreed-upon sale terms with the buyer. There were no other significant non‑recurring fair value measurements during 2019 and 2018.

Disclosure about financial instruments carried on a cost basis

The fair values of financial instruments carried on a cost basis were as follows:

	December 31, 2019
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding securities
with original maturities up to 3 months):
Cash	2,111	2,111	—	—	2,111
Time deposits	1,433	—	1,433	—	1,433
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	37	37	—	—	37
Liabilities
Short-term debt and current maturities of long-term debt
(excluding finance lease obligations)	2,270	1,534	736	—	2,270
Long-term debt (excluding finance lease obligations)	6,618	6,267	692	—	6,959
	December 31, 2018
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding securities
with original maturities up to 3 months):
Cash	1,983	1,983	—	—	1,983
Time deposits	1,462	—	1,462	—	1,462
Marketable securities and short-term investments (excluding
securities):
Time deposits	1	—	1	—	1
Receivables under reverse repurchase agreements	206	—	206	—	206
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	39	39	—	—	39
Liabilities
Short-term debt and current maturities of long-term debt
(excluding finance lease obligations)	2,008	1,480	528	—	2,008
Long-term debt (excluding finance lease obligations)	6,457	5,839	707	—	6,546

The Company uses the following methods and assumptions in estimating fair values of financial instruments carried on a cost basis:

• Cash and equivalents (excluding securities with original maturities up to 3 months), and Marketable securities and short‑term investments (excluding securities): The carrying amounts approximate the fair values as the items are short‑term in nature.

• Other non‑current assets: Includes (i) loans granted whose fair values are based on the carrying amount adjusted using a present value technique to reflect a premium or discount based on current market interest rates (Level 2 inputs), (ii) restricted cash whose fair values approximate the carrying amounts (Level 1 inputs).

• Short‑term debt and current maturities of long‑term debt (excluding finance lease obligations): Short‑term debt includes commercial paper, bank borrowings and overdrafts. The carrying amounts of short‑term debt and current maturities of long‑term debt, excluding finance lease obligations, approximate their fair values.

• Long‑term debt (excluding finance lease obligations): Fair values of bonds are determined using quoted market prices (Level 1 inputs), if available. For bonds without available quoted market prices and other long‑term debt, the fair values are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non‑performance risk (Level 2 inputs).